Share-Based Payment Arrangements - Summary of Share Based Compensation Expense Recognized (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 15,345,009
Cost of Revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	918,546
Marketing and Sales Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	1,600,088
General and Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	8,531,818
Research and Development Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 4,294,557